Capital Stock (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended					12 Months Ended			132 Months Ended
	Dec. 31, 2012	Aug. 31, 2012	Jul. 31, 2012 item	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Proceeds from issuance of common shares	$ 11,500	$ 265		$ 1,100	$ 733		$ 733		$ 733
Common shares issued (in shares)		115,217		478,261	225,000
Warrants issued (Note 9) (in shares)	4,757,941						4,757,941		4,757,941
Exercises of compensation options (in shares)					225,000		225,000
Private placement number of units sold			5,000,000
Private placement proceeds from sale of units gross			15,000
Private placement, number of common share in each unit			1
Private placement, number of common share purchase warrant in each unit			0.5
Private placement, warrant exercisable period			24 months
Public Offering, number of units sold	4,182,550
Over-allotment option units issued	545,550
Public Offering, number of common shares in each unit	1
Public Offering, number of common share purchase warrants in each unit	0.5
Public Offering, warrant exercisable period	24 months
Compensation Options Issued to Underwriters			166,667					450,000
Number of shares placed by brokers			3,333,334
Equity issuance commissions and other costs	$ 1,258		$ 770
Compensation options exercised, shares						450,000	32,500
Warrants [Member]
Private placement, warrant exercisable period			24 months
Private placement price per common share			$ 3.60
Public Offering, price per common share	3.30
Compensation Warrants [Member]
Private placement, number of common share in each unit			1
Private placement price per common share			$ 3.18